Financing receivables, net (Allowance For Financing Receivables) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance at the beginning of the year	¥ (186,770)	¥ (15,829)
Charge to general and administrative expenses for the year	(4,671)	(170,941)
Balance at the end of the year	(196,489)	¥ (186,770)
Adoption of ASC326 | Adjustment
Balance at the end of the year	¥ (5,048)